Segment and Geographical Information - Summary of Group's Operations based on reportable segments (Details) - CAD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Disclosure of operating segments [line items]
Revenues	$ 522,701	$ 437,885
Revenue and other operating income	65,653	45,669
General and administrative expense	40,401	28,354
Business acquisition, integration and reorganization costs	18,079	11,617
Foreign exchange gain (loss)	159	(26)
Operating Income Before Depreciation And Amortization	7,014	5,724
Depreciation and amortisation expense	34,033	19,720
Profit (loss) from operating activities	(27,019)	(13,996)
CANADA
Disclosure of operating segments [line items]
Revenues	312,349	284,614
Revenue and other operating income	35,964	25,420
US
Disclosure of operating segments [line items]
Revenues	189,883	139,519
Revenue and other operating income	26,736	18,996
International
Disclosure of operating segments [line items]
Revenues	20,469	13,752
Revenue and other operating income	$ 2,953	$ 1,253